SHARE BASED COMPENSATION (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
NOTE 13.	SHARE BASED COMPENSATION

The Company’s share-based compensation plan, the 2006 Equity Incentive Plan, as amended (“Equity Incentive Plan”), is administered by the compensation committee of the Board of Directors (“Board”), which selects persons to receive awards and determines the number of shares subject to each award and the terms, conditions, performance measures and other provisions of the award.

Our Board granted the following incentive stock option awards to executives or employees and nonstatutory stock option awards to directors or non-employees for the three and nine months ended September 30:

	Three Months Ended September 30,		Nine months Ended September 30,
	2015	2014	2015	2014
Incentive Stock Options (1)
Quantity	---	125,000	---	125,000
Weighted average fair value per share	---	$ 0.81	---	$ 0.81
Fair value	---	$ 101,171	---	$ 101,171

Nonstatutory Stock Options (2)
Quantity	---	560,000	---	560,000
Weighted average fair value per share	---	$ 0.81	---	$ 0.81
Fair value	---	$ 453,250	---	$ 453,250

(1)	The Company did not award any incentive stock options for the three and nine months ended September 30, 2015.
(2)	The Company did not award any nonstatutory stock options for the three and nine months ended September 30, 2015.

We account for share-based compensation under FASB ASC Topic 718, Stock Compensation, which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, consultants, and directors based on estimated fair values of the award on the grant date.  We use the Black-Scholes option-pricing model to estimate the fair value of share-based awards with the following weighted average assumptions:

	Nine Months Ended September 30,
	2015	2014
Incentive Stock Options
Expected volatility (1)	---	107.66%
Risk-free interest rate % (2)	---	1.75%
Expected term (in years)	---	5.0
Dividend yield (3)	---	---
Forfeiture rate	---	---

Nonstatutory Stock Options
Expected volatility (1)	---	107.66%
Risk-free interest rate % (2)	---	1.75%
Expected term (in years)	---	5.0
Dividend yield (3)	---	---
Forfeiture rate	---	---

(1)	Expected volatility assumption was based upon a combination of historical stock price volatility measured on a daily basis and an estimate of expected future stock price volatility
(2)	Risk-free interest rate assumption is based upon U.S. Treasury bond interest rates appropriate for the term of the stock options.
(3)	The Company does not currently intend to pay cash dividends, thus has assumed a 0% dividend yield.

Stock Options (Incentive and Nonstatutory)

The following table summarizes share-based compensation related to stock options for the three and nine months ended September 30:

	Three Months Ended September 30,		Nine months Ended September 30,
	2015	2014	2015	2014
Research and development	$ 18,692	$ 6,164	$ 56,123	$ 16,836
Selling, general and administrative	52,115	18,316	159,870	54,567
Total share-based compensation expense	$ 70,807	$ 24,480	$ 215,993	$ 71,403

At September 30, 2015, the balance of unearned share-based compensation to be expensed in future periods related to unvested stock option awards, as adjusted for expected forfeitures, is approximately $337,000.  The period over which the unearned share-based compensation is expected to be recognized is approximately twenty four months.

The following table summarizes the stock options outstanding and the number of shares of Common Stock subject to exercise as of September 30, 2015 and the changes therein during the nine months then ended:

	Stock Options	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2014	1,699,907	$ 1.73
Granted	---	---
Forfeited/cancelled	(35,334)	$ 1.77
Exercised	---	---
Outstanding as of September 30, 2015	1,664,573	$ 1.73

The following table presents the stock option grants outstanding and exercisable as of September 30, 2015:

Options Outstanding			Options Exercisable
Stock Options Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life in Years	Stock Options Exercisable	Weighted Average Exercise Price per Share
882,500	$ 0.33	7.5	640,000	$ 0.33
680,000	1.15	7.2	155,000	1.15
33,334	2.55	4.6	33,334	2.55
68,739	25.07	1.8	68,739	25.07
1,664,573	$ 1.73	7.1	897,073	$ 2.45

Restricted Stock Awards

Restricted stock awards, which typically vest over a period of two to five years, are issued to certain key employees and are subject to forfeiture until the end of an established restriction period.  We utilize the market price on the date of grant as the fair market value of restricted stock awards and expense the fair value on a straight-line basis over the vesting period.

For the three and nine months ended September 30, 2015 and 2014, we did not grant any restricted stock awards.

At September 30, 2015, the balance of unearned share-based compensation to be expensed in future periods related to restricted stock awards, as adjusted for expected forfeitures, is zero.

Summary of Plans

2006 Equity Incentive Plan

In March 2006, our Board adopted and our stockholders approved our Equity Incentive Plan, which initially provided for the issuance of up to 133,333 shares of our Common Stock pursuant to stock option and other equity awards.  At the annual meetings of the stockholders held on May 8, 2007, December 17, 2009, June 15, 2010, June 14, 2012, June 13, 2013, and on June 5, 2014, our stockholders approved amendments to the Equity Incentive Plan to increase the total number of shares of Common Stock issuable under the Equity Incentive Plan pursuant to stock options and other equity awards by 266,667 shares, 200,000 shares, 200,000 shares, 400,000 shares, 600,000 shares, and 1,000,000 shares, respectively, to a total of 2,800,000 shares.

In December 2006, we began issuing stock options to employees, consultants, and directors.  The stock options issued generally vest over a period of one to four years and have a maximum contractual term of ten years.  In January 2007, we began issuing restricted stock awards to our employees.  Restricted stock awards generally vest over a period of six months to five years after the date of grant.  Prior to vesting, restricted stock awards do not have dividend equivalent rights, do not have voting rights and the shares underlying the restricted stock awards are not considered issued and outstanding.  Shares of Common Stock are issued on the date the restricted stock awards vest.

As of September 30, 2015, we had granted options to purchase 2,061,167 shares of Common Stock since the inception of the Equity Incentive Plan, of which 1,664,573 were outstanding at a weighted average exercise price of $1.73 per share, and we had granted awards for 68,616 shares of restricted stock since the inception of the Equity Incentive Plan, of which none were outstanding.  As of September 30, 2015, there were 1,065,981 shares that remained available for future grants under our Equity Incentive Plan.

NOTE 15.	SHARE BASED COMPENSATION

The Company’s share-based compensation plan, the 2006 Equity Incentive Plan (“Incentive Plan”), is administered by the compensation committee of the Board of Directors, which selects persons to receive awards and determines the number of shares subject to each award and the terms, conditions, performance measures and other provisions of the award.

Our Board of Directors granted the following incentive stock option awards to executives or employees and nonstatutory stock option awards to directors or non-employees for the years ended December 31:

	2014	2013
Incentive Stock Options
Quantity	125,000	232,500
Weighted average fair value per share	$ 0.81	$ 0.24
Fair value	$ 101,171	$ 56,112

Nonstatutory Stock Options
Quantity	560,000	735,000
Weighted average fair value per share	$ 0.81	$ 0.24
Fair value	$ 453,250	$ 177,388

We account for share-based compensation under ASC Topic 718, Stock Compensation, which requires the measurement and recognition of compensation expense in the financial statements for all share-based payment awards made to employees, consultants, and directors is measured based on the estimated fair value of the award on the grant date.  We use the Black-Scholes option-pricing model to estimate the fair value of share-based awards with the following weighted average assumptions for the years ended December 31:

	2014	2013
Incentive Stock Options
Expected volatility (1)	107.66%	103.55%
Risk-fee interest rate % (2)	1.75%	0.81%
Expected term (in years)	5.0	5.0
Dividend yield (3)	---	---

Nonstatutory Stock Options
Expected volatility (1)	107.66%	103.55%
Risk-fee interest rate % (2)	1.75%	0.81%
Expected term (in years)	5.0	5.0
Dividend yield (3)	---	---

(1)	Expected volatility assumption was based upon a combination of historical stock price volatility measured on a daily basis and an estimate of expected future stock price volatility.
(2)	Risk-free interest rate assumption is based upon U.S. Treasury bond interest rates appropriate for the term of the stock options.
(3)	The Company does not currently intend to pay cash dividends, thus has assumed a 0% dividend yield.

Stock Options (Incentive and Nonstatutory)

The following table summarizes share-based compensation related to stock options for the years ended December 31:

	2014	2013
Research and development	$ 35,861	$ 16,863
Selling, general and administrative	113,309	64,076
Total share-based compensation expense	$ 149,170	$ 80,939

At December 31, 2014, the balance of unearned share-based compensation to be expensed in future periods related to unvested stock option awards, as adjusted for expected forfeitures, is approximately $557,694.  The period over which the unearned share-based compensation is expected to be recognized is approximately three years.

The following table summarizes the stock options outstanding and the number of shares of common stock subject to exercise as of December 31, 2014 and the changes therein during the two years then ended:

	Stock Options	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2012	158,409	12.32

Granted	967,500	0.33
Forfeited/cancelled	(111,002)	1.03
Exercised	---	---
Outstanding as of December 31, 2013	1,014,907	$ 2.12

Granted	685,000	1.15
Forfeited/cancelled	---	---
Exercised	---	---
Outstanding as of December 31, 2014	1,699,907	$ 1.73

The following table presents the stock option grants outstanding and exercisable as of December 31, 2014:

Options Outstanding			Options Exercisable
Stock Options Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life in Years	Stock Options Exercisable	Weighted Average Exercise Price per Share
892,500	$ 0.33	8.2	595,000	$ 0.33
685,000	1.15	7.9	15,000	1.15
53,334	2.38	3.5	53,334	2.38
69,073	25.12	2.6	69,073	25.12
1,699,907	$ 1.73	7.7	732,407	$ 2.83

Restricted Stock Awards

Restricted stock awards, which typically vest over a period of six months to five years, are issued to certain key employees and are subject to forfeiture until the end of an established restriction period.  We utilize the market price on the date of grant as the fair market value of restricted stock awards and expense the fair value on a straight-line basis over the vesting period.

The following table summarizes share-based compensation related to restricted stock awards for the years ended December 31:

	2014	2013
Research and development	$ ---	$ 444
Selling, general and administrative	---	547
Total share-based compensation expense	$ ---	$ 991

At December 31, 2014, the balance of unearned share-based compensation to be expensed in future periods related to restricted stock awards, as adjusted for expected forfeitures, is nil.

The following table summarizes the non-vested restricted stock awards outstanding and the number of shares of common stock subject to potential issue as of December 31, 2014 and the changes therein during the two years then ended:

	Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2012	300	$ 34.59

Granted	---	---
Forfeited/cancelled	---	---
Exercised/issued	(300)	34.59
Outstanding as of December 31, 2013	---	$ ---

Granted	---	---
Forfeited/cancelled	---	---
Exercised/issued	---	---
Outstanding as of December 31, 2014	---	$ ---

Summary of Plans

2006 Equity Incentive Plan

In March 2006, our Board adopted and our stockholders approved our Equity Incentive Plan, which initially provided for the issuance of up to 133,333 shares of our Common Stock pursuant to stock option and other equity awards.  At the annual meetings of the stockholders held on May 8, 2007, December 17, 2009, June 15, 2010, June 14, 2012, June 13, 2013, and on June 5, 2014, our stockholders approved amendments to the Equity Incentive Plan to increase the total number of shares of Common Stock issuable under the Equity Incentive Plan pursuant to stock options and other equity awards by 266,667 shares, 200,000 shares, 200,000 shares, 400,000 shares, 600,000 shares, and 1,000,000 shares, respectively, to a total of 2,800,000 shares.

In December 2006, we began issuing stock options to employees, consultants, and directors.  The stock options issued generally vest over a period of one to four years and have a maximum contractual term of ten years.  In January 2007, we began issuing restricted stock awards to our employees.  Restricted stock awards generally vest over a period of six months to five years after the date of grant.  Prior to vesting, restricted stock awards do not have dividend equivalent rights, do not have voting rights and the shares underlying the restricted stock awards are not considered issued and outstanding.  Shares of Common Stock are issued on the date the restricted stock awards vest.

As of December 31, 2014, we had granted options to purchase 2,061,167 shares of Common Stock since the inception of the Equity Incentive Plan, of which 1,699,907 were outstanding at a weighted average exercise price of $1.73 per share, and we had granted awards for 68,616 shares of restricted stock since the inception of the Equity Incentive Plan, of which none were outstanding.  As of December 31, 2014, there were 1,030,647 shares that remained available for future grants under our Equity Incentive Plan.